NOTE 6 - DUE TO RELATED PARTY	12 Months Ended
Dec. 31, 2020
Notes
NOTE 6 - DUE TO RELATED PARTY

NOTE 6 – DUE TO RELATED PARTY

As of January 1, 2019, the Company owed HEP Investments, LLC (“HEP”), a related party, a total of $432,429. During the year ended December 31, 2019 the company borrowed an additional $110,500 in working capital. The total of $542,929 was repaid with cash of $78,000 and $464,929 by issuing 4,649,291 shares of common stock at $0.10 per share.

As of December 31, 2020 and 2019, there were no outstanding balances due to related parties related to the Company’s convertible debt.